UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2000
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	April 26, 2000



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 65

Form 13F Information Table Value Total : $418,869 (thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1689    48000 SH       SOLE                    48000
Accrue Software                COM              00437W102    15454   337440 SH       SOLE                   337440
Advanced Fibre Comm.           COM              00754A105     1555    24800 SH       SOLE                    24800
Advent Software                COM              007974108    14423   314400 SH       SOLE                   314400
Agile Software Corp.           COM              00846X105    23519   376296 SH       SOLE                   376296
Alteon Web Systems             COM              02145A109     8682   105872 SH       SOLE                   105872
Amazon.com                     COM              023135106     4355    65000 SH       SOLE                    65000
Applied Imaging                COM              03820G106       84    30000 SH       SOLE                    30000
ArthroCare Corp.               COM              043136100     1610    17500 SH       SOLE                    17500
Aspect Communications          COM              04523Q102     9273   250192 SH       SOLE                   250192
Aspen Technology               COM              045327103    12258   303600 SH       SOLE                   303600
BP Amoco PLC                   COM              055622104     1015    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108      858       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1041      572 SH       SOLE                      572
C-Cube Microsystems            COM              125015107    19448   267100 SH       SOLE                   267100
CAIS Internet, Inc.            COM              12476q102     7885   326000 SH       SOLE                   326000
CNET Networks Inc.             COM              12613R104    14390   283900 SH       SOLE                   283900
Career Builder, Inc.           COM              141684100     2893   701300 SH       SOLE                   701300
Carrier Access                 COM              144460102      533    10000 SH       SOLE                    10000
Celeritek, Inc.                COM              150926103     2530    40000 SH       SOLE                    40000
Concord EFS                    COM              206197105    16093   701600 SH       SOLE                   701600
Covad                          COM              222814204     1450    20000 SH       SOLE                    20000
Critical Path                  COM              22674V100     1028    12094 SH       SOLE                    12094
Digital Generation             COM              253921100     5555   772939 SH       SOLE                   772939
E-Stamp Corporation            COM              269154100      224    30310 SH       SOLE                    30310
E-Toys                         COM              297862104     1543   174500 SH       SOLE                   174500
Echelon Corporation            COM              27874N105     1474    22500 SH       SOLE                    22500
Electronic Arts                COM              285512109    13395   188168 SH       SOLE                   188168
General Electric               COM              369604103     2906    18672 SH       SOLE                    18672
General Mills                  COM              370334104      483    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      411    10000 SH       SOLE                    10000
IBM                            COM              459200101     2787    23616 SH       SOLE                    23616
Inhale Therapeutic Systems     COM              457191104     6854    92000 SH       SOLE                    92000
Inktomi                        COM              457277101    13650    70000 SH       SOLE                    70000
Intel Corp.                    COM              458140100     6821    51696 SH       SOLE                    51696
Intuit                         COM              461202103    20407   375300 SH       SOLE                   375300
JDS uniphase corp.             COM              46612J101     6269    52000 SH       SOLE                    52000
Johnson & Johnson              COM              478160104     1218    17345 SH       SOLE                    17345
Juniper Networks               COM              48203r104     6563    24900 SH       SOLE                    24900
Legato Systems, Inc.           COM              524651106    10942   245200 SH       SOLE                   245200
Linear Technology              COM              535678106    22011   400200 SH       SOLE                   400200
MedicaLogic                    COM              584642102     7244   416945 SH       SOLE                   416945
Micro Therapeutics             COM              59500W100      263    39000 SH       SOLE                    39000
Millennium Pharm.              COM              599902103     5221    40200 SH       SOLE                    40200
Molecular Devices              COM              60851C107    14769   192433 SH       SOLE                   192433
Netcentives, Inc.              COM              64108P101     7974   265813 SH       SOLE                   265813
Oakwood Homes Corporation      COM              674098108      117    30624 SH       SOLE                    30624
Opta Foods                     COM              68381N105      497   196150 SH       SOLE                   196150
PMC-Sierra Inc                 COM              69344F106    16173    79400 SH       SOLE                    79400
Packeteer, Inc.                COM              695210104      350    10000 SH       SOLE                    10000
Pfizer, Inc.                   COM              717081103     2282    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     7199   278900 SH       SOLE                   278900
Project Software               COM              74339P101    10012   177200 SH       SOLE                   177200
Proxim                         COM              744284100    10772    90000 SH       SOLE                    90000
Quick Logic                    COM              74837P108     2725    80441 SH       SOLE                    80441
Rambus                         COM              750917106    15697    53300 SH       SOLE                    53300
Rouse Co.                      COM              779273101      222    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      231     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     2346    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      612     8000 SH       SOLE                     8000
Siebel                         COM              826170102    16709   139900 SH       SOLE                   139900
Target CP                      COM              239753106     2296    30720 SH       SOLE                    30720
Vertex Pharm.                  COM              92532F100     4654    99410 SH       SOLE                    99410
Webmethods                     COM              94768c108     2414    10000 SH       SOLE                    10000
Webvan                         COM              94845V103     2114   275000 SH       SOLE                   275000